AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 16.8%
Bright Horizons Family Solutions, Inc.*	2,006	$154,021
Burlington Stores, Inc.*	3,129	719,138
Churchill Downs, Inc.	2,280	565,668
Five Below, Inc.*	4,153	818,681
Grand Canyon Education, Inc.*	4,669	544,218
Holley, Inc.*	30,100	99,631
Krispy Kreme Inc.	21,435	261,507
Lithia Motors, Inc., Class A1	1,194	314,261
LKQ Corp.	9,899	583,645
Pool Corp.	1,290	497,437
Revolve Group, Inc.*,1	13,855	395,422
Texas Roadhouse, Inc.	6,403	643,053
Vail Resorts, Inc.	989	259,454

Total Consumer Discretionary		5,856,136
Consumer Staples - 1.6%
Performance Food Group Co.*	5,475	335,727
PriceSmart, Inc.	3,156	234,522

Total Consumer Staples		570,249
Energy - 5.4%
ChampionX Corp.	16,700	551,434
Matador Resources Co.	10,650	704,604
Ovintiv, Inc.	6,850	337,225
SM Energy Co.	8,750	287,613

Total Energy		1,880,876
Financials - 5.7%
Evercore, Inc., Class A	2,748	356,718
Houlihan Lokey, Inc.	4,950	490,397
MarketAxess Holdings, Inc.	1,471	535,223
Pinnacle Financial Partners, Inc.	5,045	397,193
Signature Bank	1,680	216,636

Total Financials		1,996,167
Health Care - 21.5%
Acadia Healthcare Co., Inc.*	6,122	514,370
Albireo Pharma, Inc.*	13,484	602,195
Azenta, Inc.*	6,982	390,294
Bio-Rad Laboratories, Inc., Class A*	607	283,748
Catalent, Inc.*	10,191	545,728
Chemed Corp.	636	321,269
CryoPort, Inc.*	6,983	159,422
Globus Medical, Inc., Class A*	8,530	644,015
Halozyme Therapeutics, Inc.*	9,699	502,117
	Shares	Value

HealthEquity, Inc.*	6,857	$417,249
Horizon Therapeutics PLC.*	4,358	478,160
ICU Medical, Inc.*,1	863	166,758
Integra LifeSciences Holdings Corp.*	6,534	374,398
Intra-Cellular Therapies, Inc.*	5,993	287,185
Medpace Holdings, Inc.*	2,493	551,128
Neurocrine Biosciences, Inc.*	4,316	478,774
Phathom Pharmaceuticals, Inc.*,1	20,238	241,439
West Pharmaceutical Services, Inc.	1,949	517,654

Total Health Care		7,475,903
Industrials - 16.3%
Atkore, Inc.*	6,733	876,973
Booz Allen Hamilton Holding Corp.	3,600	340,704
CACI International, Inc., Class A*	1,418	436,872
Gibraltar Industries, Inc.*	6,319	338,509
Graco, Inc.	5,932	405,274
IDEX Corp.	1,800	431,424
Ingersoll Rand, Inc.	9,482	530,992
Knight-Swift Transportation Holdings, Inc.	5,822	344,080
RBC Bearings, Inc.*,1	3,000	731,910
SiteOne Landscape Supply, Inc.*,1	4,734	717,249
The Toro Co.	4,560	508,531

Total Industrials		5,662,518
Information Technology - 22.0%
Cognex Corp.	12,121	663,504
CyberArk Software, Ltd. (Israel)*	3,654	514,776
The Descartes Systems Group, Inc. (Canada)*	5,712	417,090
Entegris, Inc.	7,304	589,506
Globant SA (Uruguay)*	3,163	512,975
HubSpot, Inc.*	2,484	861,973
MACOM Technology Solutions Holdings, Inc.*	5,365	359,562
Manhattan Associates, Inc.*	5,722	745,920
Paycor HCM, Inc.*	13,735	344,886
Paylocity Holding Corp.*	3,675	765,466
Power Integrations, Inc.	4,215	362,869
Rapid7, Inc.*	4,883	194,685
Silicon Laboratories, Inc.*	2,132	334,532
SS&C Technologies Holdings, Inc.	4,090	246,831
Tyler Technologies, Inc.*	851	274,677
Zebra Technologies Corp., Class A*	1,494	472,373

Total Information Technology		7,661,625
Materials - 4.1%
AptarGroup, Inc.	2,909	336,397

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.1% (continued)
Avient Corp.	12,082	$489,563
Eagle Materials, Inc.	1,199	175,150
RPM International, Inc.	4,507	405,224

Total Materials		1,406,334
Real Estate - 2.6%
EastGroup Properties, Inc., REIT	2,750	462,688
Sun Communities, Inc., REIT	2,776	435,443

Total Real Estate		898,131

Total Common Stocks (Cost $33,645,952)		33,407,939
Rights - 0.0%#
Health Care - 0.0%#
Abiomed, Inc.*,2,3	1,175	0
Oyster Point Pharma, Inc. *,2,3	18,021	0

Total Rights (Cost $0)		0

	Principal Amount	Value
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 0.7%[4]
JP Morgan Securities LLC, dated 01/31/23, due 02/01/23, 4.280% total to be received $246,481 (collateralized by various U.S. Treasuries, 0.250% - 1.500%, 09/30/25 - 07/31/28, totaling $251,381)	$246,452	$246,452
Repurchase Agreements - 3.4%
Fixed Income Clearing Corp., dated 01/31/23, due 02/01/23, 4.150% total to be received $1,190,137 (collateralized by a U.S. Treasury, 1.875%, 02/15/32, totaling $1,213,868)	1,190,000	1,190,000

Total Short-Term Investments (Cost $1,436,452)		1,436,452
Total Investments - 100.1% (Cost $35,082,404)		34,844,391
Other Assets, less Liabilities - (0.1)%		(21,866)
Net Assets - 100.0%		$34,822,525

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $2,541,160 or 7.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The CVR is priced at $0 and the cost is $0. On January 4, 2023, as part of a corporate action the Fund received shares of Oyster Point Pharma, Inc., at a cost and value of $0. The total value of restricted securities held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$33,407,939	—	—	$33,407,939
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$246,452	—	246,452
Repurchase Agreements	—	1,190,000	—	1,190,000
Total Investments in Securities	$33,407,939	$1,436,452	$0	$34,844,391

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
At January 31, 2023, the Level 3 rights were received as a result of corporate actions. The securities' value were determined by using significant unobservable inputs.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,541,160	$246,452	$2,277,993	$2,524,445
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.